Revenue	12 Months Ended
Dec. 31, 2020
6. Revenue
Revenue

6. REVENUE

The following disaggregates the Company’s revenue by major source:

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2020
Regulated
Electric Revenue
Residential	$1,365	$806	$179	$-	$-	$-	$2,350
Commercial	678	405	233	-	-	-	1,316
Industrial	178	224	32	-	-	-	434
Other electric and regulatory deferrals	242	31	8	-	-	-	281
Other (1)	17	28	22	1	-	(7)	61
Regulated electric revenue	2,480	1,494	474	1	-	(7)	4,442
Gas Revenue
Residential	-	-	-	495	-	-	495
Commercial	-	-	-	275	-	-	275
Industrial	-	-	-	54	-	-	54
Finance income (2)(3)	-	-	-	61	-	-	61
Other	-	-	-	156	-	(7)	149
Regulated gas revenue	-	-	-	1,041	-	(7)	1,034
Non-Regulated
Marketing and trading margin (4)	-	-	-	-	38	-	38
Energy sales (4)	-	-	-	-	16	(16)	-
Capacity	-	-	-	-	-	-	-
Other	-	-	-	16	21	-	37
Mark-to-market (3)	-	-	-	-	(46)	1	(45)
Non-regulated revenue	-	-	-	16	29	(15)	30
Total operating revenues	$2,480	$1,494	$474	$1,058	$29	$(29)	$5,506
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2019
Regulated
Electric Revenue
Residential	$1,387	$746	$276	$-	$-	$-	$2,409
Commercial	745	400	339	-	-	-	1,484
Industrial	207	210	44	-	-	-	461
Other electric and regulatory deferrals	246	45	13	-	-	-	304
Other (1)	22	29	72	-	-	(12)	111
Regulated electric revenue	2,607	1,430	744	-	-	(12)	4,769
Gas Revenue
Residential	-	-	-	502	-	-	502
Commercial	-	-	-	298	-	-	298
Industrial	-	-	-	50	-	-	50
Finance income (2)(3)	-	-	-	60	-	-	60
Other	-	-	-	193	-	(22)	171
Regulated gas revenue	-	-	-	1,103	-	(22)	1,081
Non-Regulated
Marketing and trading margin (4)	-	-	-	-	31	-	31
Energy sales (4)	-	-	-	-	80	(12)	68
Capacity	-	-	-	-	38	-	38
Other	-	-	-	16	31	(25)	22
Mark-to-market (3)	-	-	-	-	102	-	102
Non-regulated revenue	-	-	-	16	282	(37)	261
Total operating revenues	$2,607	$1,430	$744	$1,119	$282	$(71)	$6,111
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.

Remaining Performance Obligations

Remaining performance obligations primarily represent gas transportation contracts, lighting contracts and long-term steam supply arrangements with fixed contract terms. As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $464 million (2019 – $347 million). This amount includes $149 million of future performance obligations related to a gas transportation contract between SeaCoast and PGS through 2040. This amount excludes contracts with an original expected length of one year or less and variable amounts for which Emera recognizes revenue at the amount to which it has the right to invoice for services performed. Emera expects to recognize revenue for the remaining performance obligations through 2040.